CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENT OF CASH FLOWS
Net cash inflows from operating activities	¥ 27,745,178	$ 4,022,673	¥ 35,156,246	¥ 19,418,532
Investing activities
Purchases of intangible assets	(197,352)	(28,613)	(218,264)	(5,395)
Purchases of property, plant and equipment	(4,416,315)	(640,305)	(3,190,928)	(10,325,459)
Purchases of right-of-use assets	(137,529)	(19,940)	(2,544)
Proceeds from disposal of property, plant and equipment	47,875	6,941	1,014,745	1,551,716
Proceeds from disposal of intangible assets	25,320	3,671	9,548	277,715
Proceeds from disposal of right-of-use assets	13,796	2,000	21,421	15,117
Proceeds from disposal of subsidiaries, net of cash	94,496	13,701	20,950	42,910
Proceeds from disposal of a joint venture and an associate	72,079	10,450	113,514
Proceeds from acquisition of subsidiaries, net of cash				3,690
Investments in joint ventures				(4,333)
Investments in associates				(175,433)
Investments in other financial assets measured at fair value	(15,330,000)	(2,222,641)	(11,921,000)	(7,020,000)
Proceeds from disposal of other financial assets measured at fair value	15,000,000	2,174,796	12,850,400	11,320,283
Investment loss/(income) from other financial assets measured at fair value	351,537	50,968	(447,136)	524,727
Dividends received from financial assets at fair value through other comprehensive income	11,499	1,667	15,268	125,617
Dividends received from associates and joint ventures	311,895	45,221	542,961	323,109
Change in deposit of futures contracts	673,392	97,633	(617,559)	(21,664)
Repayment of entrusted loans			60,395	6,000
Assets-related government grants received	61,010	8,846	75,971	53,558
Net cash outflows from investing activities	(3,418,297)	(495,605)	(1,672,258)	(3,307,842)
Financing activities
Instalment payment of bonds and shares issuance expenses	(8,769)	(1,271)	(55,167)	(29,285)
Proceeds from issuance of short-term bonds and medium-term notes	8,500,000	1,232,384	24,845,054	25,900,000
Repayments of senior perpetual securities	(2,498,429)	(362,238)	(5,386,250)	(2,000,000)
Proceeds from issuance of senior perpetual securities	2,000,000	289,973		1,000,000
Repayments of short -term bonds and medium-term notes	(11,543,196)	(1,673,606)	(21,537,420)	(30,638,813)
Repayments of gold leasing arrangements				(6,921,860)
Distributions of senior perpetual securities	(109,071)	(15,814)	(349,627)	(421,416)
Drawdown of short-term and long-term bank and other loans	23,110,651	3,350,729	35,427,456	62,547,304
Repayments of short-term and long-term bank and other loans	(30,462,437)	(4,416,638)	(53,661,147)	(61,447,357)
Lease payments	(1,599,072)	(231,844)	(554,668)	(1,748,202)
Issuance of shares for employee share scheme	404,685	58,674
Capital injection from non-controlling shareholders			2,730,055	259,966
Cash consideration paid for business combination under common control	(8,549,073)	(1,239,499)	(395,624)
Dividends paid by subsidiaries to non-controlling shareholders	(2,513,038)	(364,356)	(579,047)	(423,331)
Proceeds from loans of non-controlling shareholders	50,000	7,249		95,000
Repayments of loans of non-controlling shareholders	(45,000)	(6,524)		(60,000)
Purchases of shares of subsidiary from non-controlling shareholders				(69,192)
Interest paid	(3,775,000)	(547,324)	(3,901,665)	(4,272,577)
Others			4,646
Net cash outflow from financing activities	(27,037,749)	(3,920,105)	(23,413,404)	(18,229,763)
Net (decrease)/increase in cash and cash equivalents	(2,710,868)	(393,037)	10,070,584	(2,119,073)
Cash and cash equivalents at the beginning of the year	19,683,619	2,853,856	9,540,589	11,751,710
Net foreign exchange differences	(156,067)	(22,629)	72,446	(92,048)
Cash and cash equivalents at the end of the year	¥ 16,816,684	$ 2,438,190	¥ 19,683,619	¥ 9,540,589